Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance
The following tables and discussion summarize the relationship between NEO compensation actually paid
(“Compensation Actually Paid”), as calculated in the manner required by Item 402(v) of Regulation S-K, the values reported in our Summary Compensation Table, and our financial performance results for our last five completed fiscal years. The tables and the associated narrative and graphical disclosure should be viewed together for a more complete presentation of such relationship over the time periods presented.
The calculations and analysis below do not necessarily reflect our approach to aligning executive compensation with performance. For information concerning our compensation philosophy and how we align executive compensation with financial performance, refer to the Compensation Discussion and Analysis on page 22 of this proxy statement.

							Value of initial fixed $100 investment based on:
Year (1)	Summary Compensatio n Table Total for Principal Executive Officer (PEO)	Compensati on Actually Paid to PEO (2)(3)		Average Summary Compensati on Table Total for non-PEO NEOs	Average Compensatio n Actually Paid to non- PEO NEOs (2)(3)		Total Sharehold er Return (9)	Peer Group Total Shareholde r Return (10)	Net Income (Loss)(11) (in thousands)	Core FFO (12) (in thousands)
2024	$5,510,455	$3,526,683	(4)	$1,766,604	$1,345,548	(4)	$110.76	$110.61	$42,657	$126,025
2023	$5,501,420	$5,726,104	(5)	$1,642,651	$1,575,720	(5)	N/A	N/A	$24,042	$128,847
2022	$4,399,528	$4,879,114	(6)	$1,155,974	$1,199,712	(6)	N/A	N/A	$(7,978)	$124,221
2021	$4,894,488	$4,700,748	(7)	$1,308,297	$1,261,201	(7)	N/A	N/A	$402,660	$145,049
2020	$2,517,209	$2,526,458	(8)	$816,932	$819,591	(8)	N/A	N/A	$36,776	$145,119

1.NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEOs
2024	Mr. Seton	Ms. Neely, Mr. Flouhouse, Mr. Sajeski and Mr. Labenski
2023	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, and Mr. Labenski
2022	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, Mr. Labenski, and Mr. Yoakum
2021	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, and Mr. Yoakum
2020	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, and Mr. Yoakum
2.The dollar amounts reported represent the amount of “Compensation Actually Paid”, as calculated in the manner required by Item 402(v) of Regulation S-K. Fair value or change in fair value, as applicable, of equity awards in the
“Compensation Actually Paid” columns was determined by reference to (a) for Time-Based RCS (excluding
Performance-Based DSUs), the closing price per share of our common stock on December 31, 2024 and the net asset value per share of our common stock prior to our listing, in the case of vesting dates, the actual vesting price, and (b) for Performance-Based DSUs, the same valuation methodology as Time-Based RCS above except year-
end values are multiplied by the probability of achievement, based on the most recent results projected through the term, as of each such date.
3.For the portion of “Compensation Actually Paid” that is based on the closing price of our common stock on
December 31, 2024, $24.32 was used for the year ended 2024. For the portion of “Compensation Actually Paid”
that is based on year-end net asset value per share of our common stock, the following amounts were used:
$29.92, $32.88, $32.80, and $34.76 for the years-ended 2023, 2022, 2021, and 2020, respectively.
4.2024 "Compensation Actually Paid" to Mr. Seton and the average "Compensation Actually Paid" to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2024 Summary Compensation Table (SCT)	$5,510,455	$1,766,604
Less, value of Stock Awards reported in SCT	$(2,275,000)	$(678,996)
Plus, year-end value of awards granted in 2024 that are unvested and outstanding	$1,849,195	$435,060
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$(978,192)	$(104,102)
Plus, fair value as of vesting date for awards granted and vested in 2024	$—	$77,298
Plus, change in fair value (from prior year-end) of awards granted in prior years that vested in 2024	$(579,775)	$(99,573)
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$(50,743)
Total adjustments	$(1,983,772)	$(421,056)
Compensation Actually Paid for Fiscal Year 2024	$3,526,683	$1,345,548
5.2023 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2023 Summary Compensation Table (SCT)	$5,501,420	$1,642,651
Less, value of Stock Awards reported in SCT	$(2,275,000)	$(456,250)
Plus, year-end value of awards granted in 2023 that are unvested and outstanding	$2,587,743	$440,773
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$(377,657)	$(68,035)
Plus, fair value as of vesting date for awards granted and vested in 2023	$—	$41,695
Plus, change in fair value (from prior year-end) of awards granted in prior years that vested in 2023	$289,598	$2,428
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$(27,542)
Total adjustments	$224,684	$(66,931)
Compensation Actually Paid for Fiscal Year 2023	$5,726,104	$1,575,720
6.2022 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	$4,399,528	$1,155,974
Less, value of Stock Awards reported in SCT	$(2,000,000)	$(385,000)
Plus, year-end value of awards granted in 2022 that are unvested and outstanding	$2,471,286	$409,971
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$8,300	$4,085
Plus, fair value as of vesting date for awards granted and vested in 2022	$—	$22,411
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2022	$—	$—
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$(7,729)
Total adjustments	$479,586	$43,738
Compensation Actually Paid for Fiscal Year 2022	$4,879,114	$1,199,712
7.2021 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	$4,894,488	$1,308,297
Less, value of Stock Awards reported in SCT	$(1,800,000)	$(325,000)
Plus, year-end value of awards granted in 2021 that are unvested and outstanding	$1,719,555	$310,476
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$(113,295)	$(32,572)
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2021	$—	$—
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$—
Total adjustments	$(193,740)	$(47,096)
Compensation Actually Paid for Fiscal Year 2021	$4,700,748	$1,261,201
8.2020 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2020 Summary Compensation Table (SCT)	$2,517,209	$816,932
Less, value of Stock Awards reported in SCT	$(2,000,000)	$(575,000)
Plus, year-end value of awards granted in 2020 that are unvested and outstanding	$2,009,249	$577,659
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$—	$—
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2020	$—	$—
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$—
Total adjustments	$9,249	$2,659
Compensation Actually Paid for Fiscal Year 2020	$2,526,458	$819,591
9.For the fiscal year ended December 31, 2024, the return represents the Company’s cumulative TSR with an initial investment of $100 on June 13, 2024, the first day on which our common stock began trading on the NYSE.
10.For the fiscal year ended December 31, 2024, the return represents the cumulative TSR of the MSCI US REIT Index with an initial investment of $100 on June 13, 2024, the first day on which our common stock began trading on the
NYSE.
11.Net income for 2020 includes the operations of our data center properties segment. Net income for 2021 includes the operations of our data center properties segment from January 1, 2021 through July 22, 2021 and the gain on sale that was recognized as a result of the transaction.
12.Non-GAAP financial measure. For definitions and reconciliations of non-GAAP financial measures to their most directly comparable GAAP financial measures, see Appendix A.

Company Selected Measure Name	Core FFO
Named Executive Officers, Footnote

Year	PEO	Non-PEOs
2024	Mr. Seton	Ms. Neely, Mr. Flouhouse, Mr. Sajeski and Mr. Labenski
2023	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, and Mr. Labenski
2022	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, Mr. Labenski, and Mr. Yoakum
2021	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, and Mr. Yoakum
2020	Mr. Seton	Ms. Neely, Mr. Sajeski, Mr. Reed, and Mr. Yoakum

PEO Total Compensation Amount	$ 5,510,455	$ 5,501,420	$ 4,399,528	$ 4,894,488	$ 2,517,209
PEO Actually Paid Compensation Amount	$ 3,526,683	5,726,104	4,879,114	4,700,748	2,526,458
Adjustment To PEO Compensation, Footnote	4.2024 "Compensation Actually Paid" to Mr. Seton and the average "Compensation Actually Paid" to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2024 Summary Compensation Table (SCT)	$5,510,455	$1,766,604
Less, value of Stock Awards reported in SCT	$(2,275,000)	$(678,996)
Plus, year-end value of awards granted in 2024 that are unvested and outstanding	$1,849,195	$435,060
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$(978,192)	$(104,102)
Plus, fair value as of vesting date for awards granted and vested in 2024	$—	$77,298
Plus, change in fair value (from prior year-end) of awards granted in prior years that vested in 2024	$(579,775)	$(99,573)
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$(50,743)
Total adjustments	$(1,983,772)	$(421,056)
Compensation Actually Paid for Fiscal Year 2024	$3,526,683	$1,345,548
5.2023 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2023 Summary Compensation Table (SCT)	$5,501,420	$1,642,651
Less, value of Stock Awards reported in SCT	$(2,275,000)	$(456,250)
Plus, year-end value of awards granted in 2023 that are unvested and outstanding	$2,587,743	$440,773
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$(377,657)	$(68,035)
Plus, fair value as of vesting date for awards granted and vested in 2023	$—	$41,695
Plus, change in fair value (from prior year-end) of awards granted in prior years that vested in 2023	$289,598	$2,428
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$(27,542)
Total adjustments	$224,684	$(66,931)
Compensation Actually Paid for Fiscal Year 2023	$5,726,104	$1,575,720
6.2022 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	$4,399,528	$1,155,974
Less, value of Stock Awards reported in SCT	$(2,000,000)	$(385,000)
Plus, year-end value of awards granted in 2022 that are unvested and outstanding	$2,471,286	$409,971
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$8,300	$4,085
Plus, fair value as of vesting date for awards granted and vested in 2022	$—	$22,411
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2022	$—	$—
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$(7,729)
Total adjustments	$479,586	$43,738
Compensation Actually Paid for Fiscal Year 2022	$4,879,114	$1,199,712
7.2021 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	$4,894,488	$1,308,297
Less, value of Stock Awards reported in SCT	$(1,800,000)	$(325,000)
Plus, year-end value of awards granted in 2021 that are unvested and outstanding	$1,719,555	$310,476
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$(113,295)	$(32,572)
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2021	$—	$—
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$—
Total adjustments	$(193,740)	$(47,096)
Compensation Actually Paid for Fiscal Year 2021	$4,700,748	$1,261,201
8.2020 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2020 Summary Compensation Table (SCT)	$2,517,209	$816,932
Less, value of Stock Awards reported in SCT	$(2,000,000)	$(575,000)
Plus, year-end value of awards granted in 2020 that are unvested and outstanding	$2,009,249	$577,659
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$—	$—
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2020	$—	$—
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$—
Total adjustments	$9,249	$2,659
Compensation Actually Paid for Fiscal Year 2020	$2,526,458	$819,591

Non-PEO NEO Average Total Compensation Amount	$ 1,766,604	1,642,651	1,155,974	1,308,297	816,932
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,345,548	1,575,720	1,199,712	1,261,201	819,591
Adjustment to Non-PEO NEO Compensation Footnote	4.2024 "Compensation Actually Paid" to Mr. Seton and the average "Compensation Actually Paid" to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2024 Summary Compensation Table (SCT)	$5,510,455	$1,766,604
Less, value of Stock Awards reported in SCT	$(2,275,000)	$(678,996)
Plus, year-end value of awards granted in 2024 that are unvested and outstanding	$1,849,195	$435,060
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$(978,192)	$(104,102)
Plus, fair value as of vesting date for awards granted and vested in 2024	$—	$77,298
Plus, change in fair value (from prior year-end) of awards granted in prior years that vested in 2024	$(579,775)	$(99,573)
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$(50,743)
Total adjustments	$(1,983,772)	$(421,056)
Compensation Actually Paid for Fiscal Year 2024	$3,526,683	$1,345,548
5.2023 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2023 Summary Compensation Table (SCT)	$5,501,420	$1,642,651
Less, value of Stock Awards reported in SCT	$(2,275,000)	$(456,250)
Plus, year-end value of awards granted in 2023 that are unvested and outstanding	$2,587,743	$440,773
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$(377,657)	$(68,035)
Plus, fair value as of vesting date for awards granted and vested in 2023	$—	$41,695
Plus, change in fair value (from prior year-end) of awards granted in prior years that vested in 2023	$289,598	$2,428
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$(27,542)
Total adjustments	$224,684	$(66,931)
Compensation Actually Paid for Fiscal Year 2023	$5,726,104	$1,575,720
6.2022 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	$4,399,528	$1,155,974
Less, value of Stock Awards reported in SCT	$(2,000,000)	$(385,000)
Plus, year-end value of awards granted in 2022 that are unvested and outstanding	$2,471,286	$409,971
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$8,300	$4,085
Plus, fair value as of vesting date for awards granted and vested in 2022	$—	$22,411
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2022	$—	$—
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$(7,729)
Total adjustments	$479,586	$43,738
Compensation Actually Paid for Fiscal Year 2022	$4,879,114	$1,199,712
7.2021 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	$4,894,488	$1,308,297
Less, value of Stock Awards reported in SCT	$(1,800,000)	$(325,000)
Plus, year-end value of awards granted in 2021 that are unvested and outstanding	$1,719,555	$310,476
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$(113,295)	$(32,572)
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2021	$—	$—
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$—
Total adjustments	$(193,740)	$(47,096)
Compensation Actually Paid for Fiscal Year 2021	$4,700,748	$1,261,201
8.2020 “Compensation Actually Paid” to Mr. Seton and the average “Compensation Actually Paid” to non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in 2020 Summary Compensation Table (SCT)	$2,517,209	$816,932
Less, value of Stock Awards reported in SCT	$(2,000,000)	$(575,000)
Plus, year-end value of awards granted in 2020 that are unvested and outstanding	$2,009,249	$577,659
Plus, change in fair value of awards granted in prior years that are outstanding and unvested	$—	$—
Plus, change in fair value (from prior year-end) of prior year awards that vested in 2020	$—	$—
Less, prior year fair value of awards granted in prior years that failed to vest this year	$—	$—
Total adjustments	$9,249	$2,659
Compensation Actually Paid for Fiscal Year 2020	$2,526,458	$819,591

Compensation Actually Paid vs. Total Shareholder Return	1. Our common stock began trading on the NYSE on June 13, 2024; therefore, TSR is not reported for fiscal years ended prior to then.
Compensation Actually Paid vs. Net Income
Net income for 2020 includes the operations of our data center properties segment. Net income for 2021 includes the operations of our data center properties segment from January 1, 2021 through July 22, 2021 and the gain on sale that was recognized as a result of the transaction.

Compensation Actually Paid vs. Company Selected Measure
Core FFO for 2020 includes the operations of our data center properties segment. Core FFO for 2021 includes the operations of our data center properties segment from January 1, 2021 through July 22, 2021.

Tabular List, Table	The following unranked list of performance measures reflects our most important performance measures used by us to link Compensation Actually Paid for fiscal year 2024 to our performance. Each of these financial performance measures is further described and defined in the Compensation Discussion and
Analysis section of this proxy statement.
Most Important Performance Measures for 2024

Core FFO (Company-Selected Measure)
G&A Expense

Total Shareholder Return Amount	$ 110.76
Peer Group Total Shareholder Return Amount	110.61
Net Income (Loss)	$ 42,657,000	$ 24,042,000	$ (7,978,000)	$ 402,660,000	$ 36,776,000
Company Selected Measure Amount	126,025,000	128,847,000	124,221,000	145,049,000	145,119,000
PEO Name	Mr. Seton
Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO (Company-Selected Measure)
Non-GAAP Measure Description	Non-GAAP financial measure. For definitions and reconciliations of non-GAAP financial measures to their most directly comparable GAAP financial measures, see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	G&A Expense
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,983,772)	$ 224,684	$ 479,586	$ (193,740)	$ 9,249
PEO | Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,275,000)	(2,275,000)	(2,000,000)	(1,800,000)	(2,000,000)
PEO | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,849,195	2,587,743	2,471,286	1,719,555	2,009,249
PEO | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(978,192)	(377,657)	8,300	(113,295)	0
PEO | Fair Value as of Vesting Date for Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value of Prior Year Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(579,775)	289,598	0	0	0
PEO | Prior Year Fair Value of Prior Year Awards that Failed to Vest in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(421,056)	(66,931)	43,738	(47,096)	2,659
Non-PEO NEO | Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(678,996)	(456,250)	(385,000)	(325,000)	(575,000)
Non-PEO NEO | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	435,060	440,773	409,971	310,476	577,659
Non-PEO NEO | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,102)	(68,035)	4,085	(32,572)	0
Non-PEO NEO | Fair Value as of Vesting Date for Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,298	41,695	22,411
Non-PEO NEO | Change in Fair Value of Prior Year Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,573)	2,428	0	0	0
Non-PEO NEO | Prior Year Fair Value of Prior Year Awards that Failed to Vest in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (50,743)	$ (27,542)	$ (7,729)	$ 0	$ 0